Information by Segment - Summary of Comprehensive Income by Segment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CLP ($)
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 4,662,730	$ 4,224,825	$ 5,215,138
Total Revenues	4,509,547	4,137,511	5,075,058
Total raw materials and consumables used	(2,780,380)	(3,078,782)	(3,566,556)
Energy purchases	(1,833,017)	(2,029,524)	(2,125,564)
Fuel consumption	(376,602)	(354,616)	(638,512)	$ (638,512)
Energy transmission cost	(280,917)	(377,457)	(382,888)
Contribution Margin	1,882,350	1,146,043	1,648,582
Other work performed by the entity and capitalized	42,339	43,161	47,183
Employee benefits expense	(175,561)	(173,710)	(205,722)
Other expenses, by nature	(276,243)	(251,341)	(253,056)
Operating Income	1,011,339	395,299	914,098
Depreciation and amortization expense	(387,430)	(313,083)	(301,699)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(35,458)	(36,242)	(8,363)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(38,658)	(19,529)	(12,827)
FINANCIAL RESULT	(237,149)	(164,462)	(105,232)
Total Financial Income	71,744	82,949	159,843
Other financial income	6,463	10,264	9,485
Financial Costs	(330,272)	(246,450)	(294,160)
Income from indexation units	13,356	22,066	30,105
Foreign currency exchange gains (losses)	8,023	(23,027)	(1,020)
Share of profits (losses) of associates and joint ventures accounted for using the equity method	14,967	8,916	6,788
Other Gains (Losses)	5,801	(310)	264,136
Profit (loss) before taxes	794,958	239,443	1,079,790
Income tax expense	(210,059)	(37,011)	(270,163)
Profit (loss)	584,899	202,432	809,627
Profit (loss) attributable to owners of the parent	537,629	153,763	754,195
Profit (loss) attributable to non-controlling interests	47,270	48,669	55,432
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Total Revenues	4,662,730	4,224,825	5,215,138
Revenues from third parties	4,662,730	4,224,825	5,215,137
Total raw materials and consumables used	(2,780,380)	(3,078,782)	(3,566,556)
Energy purchases	(1,833,017)	(2,029,524)	(2,125,565)
Fuel consumption	(376,602)	(354,616)	(638,512)
Energy transmission cost	(280,917)	(377,457)	(382,888)
Other miscellaneous supplies and services	(289,844)	(317,185)	(419,591)
Contribution Margin	1,882,350	1,146,043	1,648,582
Other work performed by the entity and capitalized	42,339	43,161	47,183
Employee benefits expense	(175,561)	(173,710)	(205,722)
Other expenses, by nature	(276,243)	(251,341)	(253,056)
Operating Income	1,472,885	764,153	1,236,987
Depreciation and amortization expense	(387,430)	(313,083)	(301,699)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(35,458)	(36,242)	(8,363)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(38,658)	(19,529)	(12,827)
OPERATING INCOME	1,011,339	395,299	914,098
FINANCIAL RESULT	(237,149)	(164,462)	(105,232)
Total Financial Income	71,744	82,949	159,843
Cash and cash equivalents	12,452	22,161	41,200
Other financial income	59,292	60,788	118,643
Financial Costs	(330,272)	(246,450)	(294,160)
Bank loans	(51,354)	(53,693)	(37,881)
Secured and unsecured obligations	(84,007)	(92,821)	(106,153)
Other	(194,911)	(99,936)	(150,126)
Income from indexation units	13,356	22,066	30,105
Foreign currency exchange gains (losses)	8,023	(23,027)	(1,020)
Positive	524,302	864,906	498,388
Negative	(516,279)	(887,933)	(499,408)
Share of profits (losses) of associates and joint ventures accounted for using the equity method	14,967	8,916	6,788
Other Gains (Losses)	5,801	(310)	264,136
Gain (loss) from other investments	260	(310)	258,903
Gain (loss) from the sale of assets	5,541		5,233
Profit (loss) before taxes	794,958	239,443	1,079,790
Income tax expense	(210,059)	(37,011)	(270,163)
PROFIT (LOSS)	584,899	202,432	809,627
Profit (loss)	584,899	202,432	809,627
Profit (loss) attributable to owners of the parent	537,629	153,763	754,195
Profit (loss) attributable to non-controlling interests	47,270	48,669	55,432
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Total Revenues	3,282,803	2,950,373	3,900,878
Revenues from third parties	2,833,116	2,511,643	3,417,919
Revenues from intersegment transactions	449,687	438,730	482,959
Total raw materials and consumables used	(1,735,744)	(1,955,854)	(2,473,683)
Energy purchases	(885,135)	(1,034,326)	(1,128,875)
Fuel consumption	(376,602)	(354,616)	(638,512)
Energy transmission cost	(258,576)	(337,673)	(345,814)
Other miscellaneous supplies and services	(215,431)	(229,239)	(360,482)
Contribution Margin	1,547,059	994,519	1,427,195
Other work performed by the entity and capitalized	20,035	23,740	30,367
Employee benefits expense	(83,540)	(79,801)	(102,855)
Other expenses, by nature	(182,993)	(172,688)	(174,120)
Operating Income	1,300,561	765,770	1,180,587
Depreciation and amortization expense	(309,042)	(250,057)	(238,676)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(35,458)	(36,242)	(8,363)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	130	(630)	108
OPERATING INCOME	956,191	478,841	933,656
FINANCIAL RESULT	(206,477)	(130,877)	(27,999)
Total Financial Income	47,287	50,711	106,704
Cash and cash equivalents	2,151	3,181	776
Other financial income	45,136	47,530	105,928
Financial Costs	(273,286)	(170,687)	(176,012)
Bank loans	(4)		(16)
Secured and unsecured obligations	(35,257)	(43,423)	(57,704)
Other	(238,025)	(127,264)	(118,292)
Income from indexation units	11,373	18,005	23,080
Foreign currency exchange gains (losses)	8,149	(28,906)	18,229
Positive	312,142	325,908	150,917
Negative	(303,993)	(354,814)	(132,688)
Share of profits (losses) of associates and joint ventures accounted for using the equity method	14,967	9,389	8,100
Other Gains (Losses)	5,801	248	9,865
Gain (loss) from other investments	260	248	2,183
Gain (loss) from the sale of assets	5,541		7,682
Profit (loss) before taxes	770,482	357,601	923,622
Income tax expense	(208,494)	(62,329)	(227,892)
PROFIT (LOSS)	561,988	295,272	695,730
Profit (loss)	561,988	295,272	695,730
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Total Revenues	1,783,853	1,739,261	1,799,739
Revenues from third parties	1,760,920	1,718,112	1,778,895
Revenues from intersegment transactions	22,933	21,149	20,844
Total raw materials and consumables used	(1,474,167)	(1,554,570)	(1,573,017)
Energy purchases	(1,389,122)	(1,433,695)	(1,470,448)
Energy transmission cost	(47,988)	(58,191)	(62,071)
Other miscellaneous supplies and services	(37,057)	(62,684)	(40,498)
Contribution Margin	309,686	184,691	226,722
Other work performed by the entity and capitalized	18,303	13,620	13,412
Employee benefits expense	(41,029)	(44,758)	(45,004)
Other expenses, by nature	(98,445)	(89,479)	(85,144)
Operating Income	188,515	64,074	109,986
Depreciation and amortization expense	(70,157)	(58,114)	(60,692)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(37,053)	(18,907)	(11,988)
OPERATING INCOME	81,305	(12,947)	37,306
FINANCIAL RESULT	(36,266)	(24,753)	(26,677)
Total Financial Income	62,639	35,130	41,872
Cash and cash equivalents	2	89	3,508
Other financial income	62,637	35,041	38,364
Financial Costs	(98,885)	(58,135)	(66,600)
Bank loans			(15)
Other	(98,885)	(58,135)	(66,585)
Income from indexation units	455	798	6,190
Foreign currency exchange gains (losses)	(475)	(2,546)	(8,139)
Positive	99,249	146,127	55,758
Negative	(99,724)	(148,673)	(63,897)
Other Gains (Losses)			(1,084)
Gain (loss) from the sale of assets			(1,084)
Profit (loss) before taxes	45,039	(37,700)	9,545
Income tax expense	(4,766)	10,695	7,127
PROFIT (LOSS)	40,273	(27,005)	16,672
Profit (loss)	40,273	(27,005)	16,672
Material reconciling items [member]
Disclosure Of Segment Comprehensive Income [Line Items]
Total Revenues	(403,926)	(464,809)	(485,479)
Revenues from third parties	68,694	(4,930)	18,323
Revenues from intersegment transactions	(472,620)	(459,879)	(503,803)
Total raw materials and consumables used	429,531	431,642	480,144
Energy purchases	441,240	438,497	473,758
Energy transmission cost	25,647	18,407	24,997
Other miscellaneous supplies and services	(37,356)	(25,262)	(18,611)
Contribution Margin	25,605	(33,167)	(5,335)
Other work performed by the entity and capitalized	4,001	5,801	3,404
Employee benefits expense	(50,992)	(49,151)	(57,863)
Other expenses, by nature	(5,195)	(10,826)	(6,208)
Operating Income	(16,191)	(65,691)	(53,586)
Depreciation and amortization expense	(8,231)	(4,912)	(2,331)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(1,735)	8	(947)
OPERATING INCOME	(26,157)	(70,595)	(56,864)
FINANCIAL RESULT	5,594	(8,832)	(50,556)
Total Financial Income	(38,182)	(2,892)	11,267
Cash and cash equivalents	10,299	18,891	36,916
Other financial income	(48,481)	(21,783)	(25,649)
Financial Costs	41,899	(17,628)	(51,548)
Bank loans	(51,350)	(53,693)	(37,850)
Secured and unsecured obligations	(48,750)	(49,398)	(48,449)
Other	141,999	85,463	34,751
Income from indexation units	1,528	3,263	835
Foreign currency exchange gains (losses)	349	8,425	(11,110)
Positive	112,911	392,871	291,713
Negative	(112,562)	(384,446)	(302,823)
Share of profits (losses) of associates and joint ventures accounted for using the equity method		(473)	(1,312)
Other Gains (Losses)		(558)	255,355
Gain (loss) from other investments		(558)	256,720
Gain (loss) from the sale of assets			(1,365)
Profit (loss) before taxes	(20,563)	(80,458)	146,623
Income tax expense	3,201	14,623	(49,398)
PROFIT (LOSS)	(17,362)	(65,835)	97,225
Profit (loss)	$ (17,362)	$ (65,835)	$ 97,225